Estimated fair value of financial instruments	12 Months Ended
Mar. 31, 2021
Estimated fair value of financial instruments
24
. Estimated fair value of financial instruments
The Bank’s financial instruments include financial assets and liabilities recorded on the balance sheet, including instruments such as foreign exchange and derivative contracts. Management uses its best judgment in estimating the fair value of the Bank’s financial instruments; however, there are inherent weaknesses in any estimation technique. Therefore, for substantially all financial instruments, the fair value estimates presented herein are not necessarily indicative of all the amounts the Bank could have realized in a sales transaction as of March 31, 2020 and March 31, 2021. The estimated fair value amounts as of March 31, 2020 and March 31, 2021 have been measured as of the respective year ends, and have not been re-evaluated
or updated for purposes of these financial statements subsequent to those respective dates. As such, the estimated fair values of these financial instruments subsequent to the respective reporting dates may be different than the amounts reported at each year end.
A comparison of the fair values and carrying values of financial instruments is set out below:

	As of
	March 31, 2020										March 31, 2021
			Estimated Fair Value										Estimated Fair Value
	Carrying Value		Level 1		Level 2		Level 3		Total		Carrying Value		Level 1		Level 2		Level 3		Total		Carrying Value		Estimated Fair Value
	(In millions)
Financial Assets:
Cash and due from banks, and restricted cash	Rs.	611,961.0	Rs.	611,961.0	Rs.	—	Rs.	—	Rs.	611,961.0	Rs.	930,694.7	Rs.	930,694.7	Rs.	—	Rs.	—	Rs.	930,694.7	US$	12,724.8	US$	12,724.8
Investments held for trading		304,962.9		6,291.0		298,671.9		—		304,962.9		99,620.2		—		99,620.2		—		99,620.2		1,362.0		1,362.0
Investments available for sale debt securities		3,406,289.2		371,450.5		2,907,384.4		127,454.3		3,406,289.2		4,275,449.9		176,015.8		3,938,270.2		161,163.9		4,275,449.9		58,455.7		58,455.7
Securities purchased under agreements to resell		250,000.0		—		250,000.0		—		250,000.0		270,060.0		—		270,060.0		—		270,060.0		3,692.4		3,692.4
Loans		10,425,022.4		—		2,593,022.1		7,936,633.4		10,529,655.5		11,700,189.2		—		2,807,875.9		9,066,940.1		11,874,816.0		159,969.8		162,357.3
Accrued interest receivable		103,035.9		—		103,035.9		—		103,035.9		118,762.9		—		118,762.9		—		118,762.9		1,623.8		1,623.8
Other assets		641,605.5		2,282.4		637,594.1		—		639,876.5		320,187.5		11,869.8		306,640.9		—		318,510.7		4,377.7		4,354.8
Financial Liabilities :								—										—
Interest-bearing deposits		9,730,481.3		—		9,786,793.2		—		9,786,793.2		11,226,467.8		—		11,282,540.2		—		11,282,540.2		153,492.9		154,259.5
Non-interest-bearing deposits		1,731,590.0		—		1,731,590.0		—		1,731,590.0		2,110,762.4		—		2,110,762.4		—		2,110,762.4		28,859.2		28,859.2
Securities sold under repurchase agreements		507,982.0		—		507,982.0		—		507,982.0		356,059.2		—		356,059.2		—		356,059.2		4,868.2		4,868.2
Short-term borrowings		377,417.6		—		378,027.9		—		378,027.9		239,264.1		—		238,700.3		—		238,700.3		3,271.3		3,263.6
Accrued interest payable		80,078.9		—		80,078.9		—		80,078.9		77,969.1		—		77,969.1		—		77,969.1		1,066.0		1,066.0
Long-term debt		1,026,518.3		—		1,074,826.3		—		1,074,826.3		1,174,758.2		—		1,200,953.4		—		1,200,953.4		16,061.8		16,419.9
Accrued expenses and other liabilities		460,931.4		—		460,931.4		—		460,931.4		445,135.7		—		445,135.7		—		445,135.7		6,086.1		6,086.1